Debt - Summary of Aggregate Annual Maturities of Long-Term Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Borrowings [line items]
Total Long-term debt	$ 35,859	$ 38,380
Later than six months and not later than one year [member]
Disclosure Of Borrowings [line items]
Total Long-term debt	3,414
Later than one year and not later than two years [member]
Disclosure Of Borrowings [line items]
Total Long-term debt	3,409
Later than two years and not later than three years [member]
Disclosure Of Borrowings [line items]
Total Long-term debt	28,551
Later than three years and not later than four years [member]
Disclosure Of Borrowings [line items]
Total Long-term debt	330
Later than four years and not later than five years [member]
Disclosure Of Borrowings [line items]
Total Long-term debt	$ 155